Consolidated statement of income - CAD ($) $ in Millions		3 Months Ended				6 Months Ended
		Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023		Apr. 30, 2024	Apr. 30, 2023
Interest income (Note 14)
Loans	[1]	$ 8,250	$ 8,281	$ 7,263	[2]	$ 16,531	$ 14,190	[2]
Securities	[1]	2,379	2,306	1,735	[2]	4,685	3,306	[2]
Securities borrowed or purchased under resale agreements	[1]	1,452	1,390	1,028	[2]	2,842	2,023	[2]
Deposits with banks and other	[1]	692	757	657	[2]	1,449	1,424	[2]
Interest income	[1]	12,773	12,734	10,683	[2]	25,507	20,943	[2]
Interest expense (Note 14)
Deposits		7,576	7,711	6,211	[2]	15,287	12,098	[2]
Securities sold short		150	156	102	[2]	306	194	[2]
Securities lent or sold under repurchase agreements		1,492	1,354	987	[2]	2,846	1,877	[2]
Subordinated indebtedness		136	120	118	[2]	256	221	[2]
Other		138	144	78	[2]	282	161	[2]
Interest expense		9,492	9,485	7,496	[2]	18,977	14,551	[2]
Net interest income		3,281	3,249	3,187	[2]	6,530	6,392	[2]
Non-interest income
Underwriting and advisory fees		191	169	136	[2]	360	239	[2]
Deposit and payment fees		228	231	214	[2]	459	434	[2]
Credit fees		332	366	324	[2]	698	661	[2]
Card fees		112	100	106	[2]	212	212	[2]
Investment management and custodial fees		488	458	435	[2]	946	863	[2]
Mutual fund fees		434	445	422	[2]	879	894	[2]
Income from insurance activities, net	[2]	87	97	84		184	176
Commissions on securities transactions		106	87	87	[2]	193	175	[2]
Gains (losses) from financial instruments measured/designated at fair value through profit or loss (FVTPL), net		685	845	495	[2]	1,530	1,173	[2]
Gains (losses) from debt securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, net		31	15	31	[2]	46	41	[2]
Foreign exchange other than trading (FXOTT)		102	92	77	[2]	194	204	[2]
Income (loss) from equity-accounted associates and joint ventures		25	16	36	[2]	41	32	[2]
Other		62	51	70	[2]	113	137	[2]
Non-interest income		2,883	2,972	2,517	[2]	5,855	5,241	[2]
Total revenue		6,164	6,221	5,704	[2]	12,385	11,633	[2]
Provision for credit losses (Note 6)		514	585	438	[2]	1,099	733	[2]
Non-interest expenses
Employee compensation and benefits		2,009	1,950	1,863	[2]	3,959	3,772	[2]
Occupancy costs		208	217	200	[2]	425	408	[2]
Computer, software and office equipment		653	621	608	[2]	1,274	1,196	[2]
Communications		96	86	96	[2]	182	185	[2]
Advertising and business development		86	77	68	[2]	163	141	[2]
Professional fees		64	52	59	[2]	116	117	[2]
Business and capital taxes		28	35	31	[2]	63	70	[2]
Other (Note 13)		357	427	215	[2]	784	1,713	[2]
Non-interest expenses		3,501	3,465	3,140	[2]	6,966	7,602	[2]
Income before income taxes		2,149	2,171	2,126	[2]	4,320	3,298	[2]
Income taxes		400	443	437	[2]	843	1,176	[2]
Net income		1,749	1,728	1,689	[2]	3,477	2,122	[2]
Net income attributable to non-controlling interests		10	12	11	[2]	22	20	[2]
Preferred shareholders and other equity instrument holders		61	67	67	[2]	128	139	[2]
Common shareholders		1,678	1,649	1,611	[2]	3,327	1,963	[2]
Net income attributable to equity shareholders		$ 1,739	$ 1,716	$ 1,678	[2]	$ 3,455	$ 2,102	[2]
Earnings per share (in dollars) (Note 12)
Basic		$ 1.79	$ 1.77	$ 1.77	[2]	$ 3.56	$ 2.16	[2]
Diluted		1.79	1.77	1.76	[2]	3.55	2.16	[2]
Dividends per common share (in dollars)		$ 0.9	$ 0.9	$ 0.85	[2]	$ 1.8	$ 1.7	[2]

[1]	Interest income included $11.9 billion for the quarter ended April 30, 2024 (January 31, 2024: $11.9 billion; April 30, 2023: $10.1 billion) and $23.9 billion for the six months ended April 30, 2024 (April 30, 2023: $19.7 billion), calculated based on the effective interest rate method.
[2]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.